Leases	12 Months Ended
Dec. 31, 2023
Leases
Leases

10. Leases

Leases consisted of the following:

	December 31,
	2023	2022

	(in US$’000)
Right‑of‑use assets
Offices	3,321	6,634
Factories	113	387
Warehouse (note)	1,061	1,500
Others	170	201
Total right‑of‑use assets	4,665	8,722
Lease liabilities, current portion	3,927	3,708
Lease liabilities, non‑current portion	2,860	5,196
Total lease liabilities	6,787	8,904

Note: Comprised of a warehouse in Suzhou that is leased through June 2026 in which the contract has a termination option with 3-month advance notice. The termination option was not recognized as part of the right-of-use asset and lease liability as it is uncertain that the Group will exercise such option.

Lease activities are summarized as follows:

	Year Ended December 31,
	2023	2022

	(in US$’000)
Lease expenses:
Short‑term leases with lease terms equal or less than 12 months	203	134
Leases with lease terms greater than 12 months	5,314	5,238
Impairment	2,088	—
	7,605	5,372
Cash paid on lease liabilities	5,461	5,212
Non-cash: Lease liabilities recognized from obtaining right-of-use assets	3,429	2,689
Non-cash: Lease liabilities changed in relation to modifications and terminations	—	(499)

Lease contracts are typically within a period of 1 to 8 years. The weighted average remaining lease term and the weighted average discount rate as at December 31, 2023 was 2.49 years and 2.92% respectively. The weighted average remaining lease term and the weighted average discount rate as at December 31, 2022 was 3.24 years and 3.04% respectively.

Future lease payments are as follows:

December 31,
2023
(in US$’000)
Lease payments:
Not later than 1 year	4,042
Between 1 to 2 years	1,192
Between 2 to 3 years	919
Between 3 to 4 years	698
Between 4 to 5 years	124
Total lease payments	6,975
Less: Discount factor	(188)
Total lease liabilities	6,787